RIGHT-OF-USE ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RIGHT-OF-USE ASSETS
Right-of-use assets	$ 349.7	$ 313.0
Depreciation	124.0	98.8	$ 41.2
Affiliated corporations
RIGHT-OF-USE ASSETS
Right-of-use assets	9.5	12.4
Depreciation	$ 3.9	$ 4.2